2002 Annual Report
                                                                  April 30, 2002

                                                         National Investors Cash
                                                           Management Fund, Inc.

                                                                    Money Market

                                                                 U.S. Government

                                                                       Municipal




                                           NATIONAL                       [LOGO]
                                           INVESTOR
                                           SERVICES CORP.
                                           MEMBER NEW YORK STOCK EXCHANGE o SIPC


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

                                                              DIRECTORS

Richard W. Dalrymple                      James F. Rittinger                       Theodore Rosen
President of                              Partner                                  Managing Director of
Teamwork Mgmt., Inc.                      Satterlee Stephens                       Burnham Securities, Inc.
                                          Burke & Burke LLP                        and Chairman of
                                                                                   the Board of
                                                                                   Marathon Capital LLC

                                                         EXECUTIVE OFFICERS

George A. Rio*                            Christopher J. Kelley*
President, Treasurer                      Vice President and Secretary
and Chief Financial Officer

*Affiliated person of the Distributor


                                                TD WATERHOUSE ASSET MANAGEMENT, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

                                                              DIRECTORS

Frank J. Petrilli                         Richard H. Neiman
Chairman, President and                   Executive Vice President,
Chief Executive Officer                   General Counsel and Secretary


                                                           SENIOR OFFICERS

David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
Senior Vice President                     Executive Vice President                 Senior Vice President
Chief Investment Officer                  Chief Financial Officer &Treasurer       Compliance, Operations
                                                                                   & Administration


                                                          SERVICE PROVIDERS

           INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
   TD Waterhouse Asset Management, Inc.       National Investor Services Corp.              Ernst & Young LLP
             100 Wall Street                          55 Water Street                       5 Times Square
           New York, NY 10005                       New York, NY 10041                    New York, NY 10036

             ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
          SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
  TD Waterhouse Investor Services, Inc.                One Wall Street                    599 Lexington Avenue
             100 Wall Street                        New York, NY 10286                    New York, NY 10022
           New York, NY 10005
       Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
             1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                      60 State Street                    153 East 53rd Street
                                                     Boston, MA 02109                     New York, NY 10022


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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Dear Shareholder:

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") annual report for the fiscal year ended April 30, 2002.

During the past year, each of the Money Market, U.S. Government and Municipal
Portfolios (each a "Portfolio") attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 2002, assets in the three
Portfolios totaled approximately $1.0 billion.

PORTFOLIO RESULTS*
For the fiscal year ended April 30, 2002, the three money market Portfolios had the following yields and returns**:

o The Money Market Portfolio had a seven-day yield of 1.37% at April 30, 2002, a seven-day effective yield of 1.38% at April 30, 2002, and an average annual return of 2.62%.
o  The U. S. Government Portfolio had a seven-day yield of 1.39% at April 30,
   2002, a seven-day effective yield of 1.40% at April 30, 2002, and an average annual return of 2.46%.
o The Municipal Portfolio had a seven-day yield of 1.03% at April 30, 2002, a tax-equivalent seven-day yield of 1.60% at April 30, 2002(1), a seven-day effective yield of 1.04% at April 30, 2002, a tax-equivalent seven-day effective yield of 1.61% at April 30, 2002(1), an average annual return of 1.47% and a tax-equivalent annual return of 2.28%(1).

COMMENTARY
The ongoing war on terrorism continues to weigh heavily on the U.S. economy. Six months ago, there were expectations that the economic recovery would be strong enough to prompt the Federal Reserve Open Market Committee (the "Fed") to begin raising interest rates by mid-year. Although the first quarter Gross Domestic
Product (GDP) number was a healthy +5.8%, much of this recovery came from housing and consumer spending which is not anticipated to lift inflation enough to warrant the Fed raising the Federal Funds target rate of 1.75%.

The Fed could be even more reluctant to increase borrowing costs now that the Federal budget has gone from a $165 billion surplus in 2001 to a $66 billion projected deficit in 2002, as a result of reduced tax revenues and increased government spending.

Meanwhile, the Enron and Arthur Andersen scandals have had a negative impact on financial markets, undermining investors' confidence in the integrity of the financial activities of certain American corporations. In addition, the questionable reliability of analyst recommendations from major Wall Street investment banking firms has further eroded investor confidence in the markets - to the point of reducing the level of investment activity.

At the same time, the major credit rating agencies, which oversee the issuance and ranking of debt of corporations and institutions, are reacting more quickly and harshly in their evaluations of fixed income securities. For several years, downgrades have outnumbered upgrades by four to one. This can be partly explained by poor financial results and a higher level of scrutiny after several instances similar to the Enron case. The reduced number of top-level credits makes it more difficult to develop a universe of securities to invest in, but we have maintained high- quality securities in all the Fund's Portfolios'.

The Fund's Portfolios' average maturity is somewhat shorter than 6 months ago but will remain longer than a neutral position, as we anticipate it will be some time before short interest rates rise significantly. Our goal is to maximize shareholders' returns, while maintaining a conservative investment strategy. In short, liquidity and safety of principal will continue to be the overall guidelines for these Portfolios.

We look forward to continuing to meet your expanding investment needs in the years to come.


Sincerely,



/s/ Frank J. Petrilli
---------------------
Frank J. Petrilli
Chairman
National Investor Services Corp.

June 5, 2002

*An investment in a Portfolio is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios. Past performance is not a guarantee of future results. Investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended April 30, 2002, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U.S. Government and Municipal Portfolios.
Without these fee waivers in effect, the seven-day yields at April 30, 2002, tax equivalent seven-day yields at April 30, 2002, seven-day effective yields at April 30, 2002, tax equivalent seven-day effective yields at April 30, 2002, annualized returns and tax equivalent annualized returns would have been lower.
The seven-day yield more closely reflects the current earnings of a Portfolio than the seven-day effeactive yield and annualized total return. Yield will fluctuate.

(1) Taxable equivalent return and yield at 35.5% marginal federal income tax rate.

Distributor: Funds Distributor, Inc.

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Director and Officer Information (Unaudited)

The following table contains information regarding the National Investors Cash
Management Fund, Inc. (the "Fund") Directors and Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment
Company Act of 1940 as amended (the 1940 Act), are referred to as "Independent
Directors." The Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director." "Fund Complex" includes the Fund, TD
Waterhouse Family of Funds, Inc. and TD Waterhouse Trust, investment companies advised by TD Waterhouse Asset Management, Inc. The Fund's Statement of
Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor
Services, Inc., Customer Service, 100 Wall Street, New York, New York 10005, or by calling 1-800-934-4448.

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                                                                                                         Number of
                                                   Term of                                              Portfolios
                                                 Office with                 Principal                    in Fund          Other
                                Position(s)       Fund and                 Occupation(s)                  Complex      Directorships
        Name, Address            Held with        Length of                 During Past                  Overseen         Held by
           And Age               the Fund       Time Served+                  5 Years                   by Director     Director++

------------------------------------------------------------------------------------------------------------------------------------
Independent Directors+++
------------------------------------------------------------------------------------------------------------------------------------
   RICHARD W. DALRYMPLE          Director           Since       President of Teamwork Management, Inc.       17             None
                                                   2/26/98      since January 1997; Trustee of The
   70 West Red Oak Lane                                         Shannon McCormack Foundation since 1988,
   White Plains, NY 10604                                       theKevin Scott Dalrymple Foundation since
                                                                1993 and a Director of the National Center
   Age 58                                                       for Disability Services since 1983;
                                                                Director of Dime Bancorp, Inc. from
                                                                1990 through January 2002.
------------------------------------------------------------------------------------------------------------------------------------
   THEODORE ROSEN                Director           Since       From December 1995 through February           4             None
                                                   2/26/98      1998, a Director of TD Waterhouse Family
   100 Wall Street                                              of Funds, Inc.; since 1993, a Managing
   New York, NY 10005                                           Director of Burnham Securities, Inc.;
                                                                currently Chairman of Marathon Capital
   Age 78                                                       LLC, a merchant banking firm; was
                                                                founder and Chairman of the Board of
                                                                U.S. Energy Systems, Inc.; from 1991 to
                                                                1993, Senior Vice President at
                                                                Oppenheimer & Co., and from 1989 to 1991
                                                                was a Vice President-Sales at Smith
                                                                Barney; prior to 1989, held senior
                                                                management positions with other firms
                                                                including Morgan Stanley & Co.,
                                                                Ladenburg Thalman, and Burnham & Co.;
                                                                founder and President of Summit Capital
                                                                Group, a money management and investment
                                                                banking firm.
------------------------------------------------------------------------------------------------------------------------------------
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
   JAMES F. RITTINGER++++        Chairman,          Since       Since 1979, Partner at Satterlee Stephens    4             None
                                 Director          2/26/98      Burke & Burke LLP, a law firm; from 1987
   100 Wall Street                                              through 1996, a member of the Board of
   New York, NY 10005                                           Directors of Waterhouse Investor Services,
                                                                Inc., a New York Stock Exchange listed
   Age 55                                                       company; from 1983 through 1994, served
                                                                as Justice of the Village of Briarcliffe
                                                                Manor, New York; a member of the
                                                                Association of the Bar of the State
                                                                of New York.
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4

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                                                   Term of
                                                 Office with                               Principal
                                Position(s)       Fund and                               Occupation(s)
        Name, Address            Held with        Length of                               During Past
           And Age               the Fund       Time Served+                                5 Years

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Officers Who Are Not Directors
------------------------------------------------------------------------------------------------------------------------------------
   GEORGE A. RIO                President,          Since       Since April 2001, Senior Vice President of BISYS Fund Services,
                                Treasurer          06/02/98     Inc.; from April 1998 to April 2001, Executive Vice President
   c/o BISYS Fund Service          and                          and Client Service Director of Funds Distributor, Inc.; from June
   60 State Street, Suite 1300    Chief                         1995 to March 1998, Senior Vice President and Senior Key Account
   Boston, MA 02109              Financial                      Manager for Putnam Mutual Funds.
                                 Officer

   Age 47
------------------------------------------------------------------------------------------------------------------------------------
   CHRISTOPHER J. KELLEY      Vice President        Since       Since April 2001, Vice President and Senior Counsel
                              and Secretary        05/20/98     of BISYS Fund Services, Inc.; from July 1996 to April 2001,
                                                                Senior Vice President and Deputy General Counsel of Funds
   c/o BISYS Fund Services                                      Distributor, Inc.
   60 State Street, Suite 1300
   Boston, MA 02109

   Age 37

------------------------------------------------------------------------------------------------------------------------------------
   MICHELE R. TEICHNER        Vice President        Since       Senior Vice President - Compliance, Administration and Operations
                                   and            11/02/99      of TD Waterhouse Asset Management, Inc. (since August 1996) and
   c/o TD Waterhouse             Assistant                      TD Waterhouse (since June 1997).
   100 Wall Street               Secretary
   New York, NY 10005

   Age 42
------------------------------------------------------------------------------------------------------------------------------------
   KAREN JACOPPO-WOOD         Vice President        Since       Since April 2001, Counsel of BISYS Fund Services, Inc.; from January
                                    and           05/20/98      1996 to April 2001, Vice President and Senior Counsel of Funds
   c/o BISYS Fund Services      Assistant                       Distributor, Inc.
   60 State Street, Suite 1300   Secretary
   Boston, MA 02109

   Age 35
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   THOMAS J. TEXTOR           Vice President        Since       Since November 1999, Chief Compliance Officer of TD Waterhouse; from
                                    and           01/04/99      1995 to 1997, Vice President and Administrative Manager of
   c/o TD Waterhouse             Assistant                      Prudential Securities, Inc.
   100 Wall Street               Treasurer
   New York, NY 10005

   Age 44
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   MARY A. NELSON             Vice President        Since       Since April 2001, Senior Vice President of BISYS Fund Services,
                                    and           05/20/98      Inc.; from August 1994 to April 2001, Senior Vice President and
   c/o BISYS Fund Services       Assistant                      Director of Financial Services at Funds Distributor, Inc.
   60 State Street, Suite 1300   Treasurer
   Boston, MA 02109

   Age 37
------------------------------------------------------------------------------------------------------------------------------------

+ There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or
     Officer.
++ In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of April 30, 2002. This does not include directorships held by a Director in the Fund
     Complex.
+++  Carolyn B. Lewis was an Independent Director from February 26, 1998 until
     January 14, 2002.

++++ Mr. Rittinger is considered an "interested person" of the Fund under the 1940 Act because of his past affiliation with, including serving as a Director of, TD Waterhouse (formerly, Waterhouse Investor Services, Inc.).



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                                -----------------
                                TABLE OF CONTENTS
                                -----------------

Statements of Assets and Liabilities .....................................7


Statements of Operations .................................................8


Statements of Changes in Net Assets ......................................9


Financial Highlights ....................................................10


Notes to Financial Statements ...........................................13


Money Market Portfolio
   Schedule of Investments ..............................................16


U.S. Government Portfolio
   Schedule of Investments ..............................................19


Municipal Portfolio
   Schedule of Investments ..............................................21


Notes to Schedules of Investments .......................................24


Report of Independent Auditors ..........................................25




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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                       STATEMENTS OF ASSETS AND LIABILITIES
                                                  April 30, 2002


                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio
                                                             ------------------     ------------------     -----------------
       ASSETS
         Investments in securities, at value (including
           repurchase agreements of $17,244,000,
           $20,535,000, and $0, respectively)                $      531,213,242     $      492,396,663     $      31,742,910
         Cash                                                                --                188,418                63,080
         Interest receivable                                          2,178,603              1,345,813                98,420
                                                             ------------------     ------------------     -----------------
                  TOTAL ASSETS                                      533,391,845            493,930,894            31,904,410


       LIABILITIES
         Payable for securities purchased                            12,795,000             14,945,769                    --
         Payable to Investment Manager and its
           affiliates (Note 3)                                          306,262                281,625                11,710
         Accrued expenses and other liabilities                         215,420                121,590                54,237
         Bank overdraft                                                   1,383                     --                    --
         Dividends payable to shareholders                               19,962                 18,259                   915
                                                             ------------------     ------------------     -----------------
                  TOTAL LIABILITIES                                  13,338,027             15,367,243                66,862
                                                             ------------------     ------------------     -----------------


       NET ASSETS                                            $      520,053,818      $     478,563,651     $      31,837,548
                                                             ==================     ==================     =================


         Net assets consist of:
         Paid-in capital                                     $      519,871,914     $      478,563,292     $      31,837,889
         Accumulated net realized gains (losses)
           from security transactions                                   181,904                    359                  (341)
                                                             ------------------     ------------------     -----------------
         Net assets, at value                                $      520,053,818     $      478,563,651     $      31,837,548
                                                             ==================     ==================     =================

       Shares outstanding ($.0001 par value common stock,
         60 billion, 20 billion, and 20 billion
         shares authorized, respectively)                           519,871,914            478,563,292            31,837,889
                                                             ==================     ==================     =================

       Net asset value, redemption price and offering
         price per share (Note 2)                            $             1.00     $             1.00     $            1.00
                                                             ==================     ==================     =================


                                       Please see accompanying notes to financial statements.

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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                             STATEMENTS OF OPERATIONS
                                         For the Year Ended April 30, 2002


                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio
                                                             ------------------     ------------------     -----------------

       INVESTMENT INCOME
       Interest income                                       $       19,718,578     $       16,454,559     $         716,654
                                                             ------------------     ------------------     -----------------


       EXPENSES
       Investment management fees (Note 3)                            2,038,272              1,791,142               114,360
       Shareholder servicing fees (Note 3)                            1,455,912              1,279,390                81,686
       Transfer agent fees (Note 3)                                   1,164,742              1,023,523                65,349
       Administration fees (Note 3)                                     582,361                511,752                32,674
       Shareholder reports and mailing                                  107,777                 82,993                 2,080
       Registration fees                                                104,015                 38,006                60,144
       Custody fees (Note 2)                                             46,803                 45,600                 2,701
       Professional fees                                                 52,627                 44,014                 5,640
       Directors' fees (Note 4)                                          20,000                 20,001                20,001
       Other expenses                                                    19,218                 17,387                10,570
                                                             ------------------     ------------------     -----------------
         TOTAL EXPENSES                                               5,591,727              4,853,808               395,205

       Fees waived/expenses reimbursed by the
         Investment Manager and its affiliates (Note 3)              (1,191,964)              (987,335)             (151,550)
                                                             ------------------     ------------------     -----------------
         NET EXPENSES                                                 4,399,763              3,866,473               243,655
                                                             ------------------     ------------------     -----------------

         NET INVESTMENT INCOME                                       15,318,815             12,588,086               472,999
                                                             ------------------     ------------------     -----------------

       NET REALIZED GAINS FROM
         SECURITY TRANSACTIONS                                          186,837                 21,486                    10
                                                             ------------------     ------------------     -----------------

       NET INCREASE IN NET ASSETS FROM
         OPERATIONS                                          $       15,505,652     $       12,609,572     $         473,009
                                                             ==================     ==================     =================


                                       Please see accompanying notes to financial statements.


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                        STATEMENTS OF CHANGES IN NET ASSETS


                                                   Money                             U.S.
                                                  Market                          Government                       Municipal
                                                 Portfolio                         Portfolio                       Portfolio

                                          Year             Year            Year             Year           Year           Year
                                          Ended            Ended           Ended            Ended          Ended          Ended
                                        April 30,        April 30,       April 30,        April 30,      April 30,      April 30,
                                          2002             2001            2002             2001           2002           2001
                                     --------------  --------------- ---------------  ---------------  ------------- --------------

OPERATIONS:
   Net investment income             $   15,318,815  $    37,866,311  $   12,588,086  $    32,454,414   $    472,999 $    1,164,493
   Net realized gains (losses)
       from security transactions           186,837            1,211          21,486          (19,408)            10            (22)
                                     --------------  --------------- ---------------  ---------------  ------------- --------------

Net increase in net assets
   from operations                       15,505,652       37,867,522      12,609,572       32,435,006        473,009      1,164,471
                                     --------------  --------------- ---------------  ---------------  ------------- --------------

DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income           (15,318,815)     (37,866,311)    (12,588,086)     (32,454,414)      (472,999)    (1,164,493)
                                     --------------  --------------- ---------------  ---------------  ------------- --------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold          1,629,689,395    3,142,784,302   1,328,998,716    2,279,071,549     94,522,951    131,590,385
   Shares issued in reinvestment
      of dividends                       15,377,786       37,971,000      12,634,297       32,552,026        475,076      1,168,631
   Payments for shares redeemed      (1,780,629,262)  (3,296,844,631) (1,423,812,084)  (2,431,079,267)   (95,941,071)  (139,206,104)
                                     --------------  --------------- ---------------  ---------------  ------------- --------------

Net decrease in net assets from
   capital share transactions          (135,562,081)    (116,089,329)    (82,179,071)    (119,455,692)      (943,044)    (6,447,088)
                                     --------------  --------------- ---------------  ---------------  ------------- --------------


TOTAL DECREASE IN NET ASSETS           (135,375,244)    (116,088,118)    (82,157,585)    (119,475,100)      (943,034)    (6,447,110)



NET ASSETS:
   Beginning of period                  655,429,062      771,517,180     560,721,236      680,196,336     32,780,582     39,227,692
                                     --------------  --------------- ---------------  ---------------  ------------- --------------
   End of period                     $  520,053,818  $   655,429,062  $  478,563,651  $   560,721,236   $ 31,837,548 $   32,780,582
                                     ==============  =============== ===============  ===============  ============= ==============


                                       Please see accompanying notes to financial statements.


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                                        FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                               Money Market Portfolio

                                                          Year               Year                 Year               Period
                                                          Ended              Ended                Ended               Ended
                                                        April 30,          April 30,            April 30,           April 30,
                                                          2002               2001                 2000                1999*
                                                    --------------      -------------        -------------      --------------

PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period           $       1.000       $        1.000       $       1.000      $        1.000
                                                    --------------      --------------       -------------      --------------

     Net investment income                                  0.026                0.057               0.049               0.049
                                                    --------------      --------------       -------------      --------------

     Distributions from net investment income              (0.026)              (0.057)             (0.049)             (0.049)
                                                    --------------      --------------       -------------      --------------

     Net asset value, end of period                 $       1.000       $        1.000       $       1.000      $        1.000
                                                    ==============      ==============       =============      ==============


RATIOS
     Ratio of expenses to average net assets                 0.76%              0.75%                0.75%           0.75% (A)
     Ratio of net investment income to
       average net assets                                    2.63%              5.66%                4.89%           4.26% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                   0.20%              0.21%                0.20%           0.38% (A)



SUPPLEMENTAL DATA
     Total investment return (B)                             2.62%              5.81%                5.00%           5.23% (A)

     Net assets, end of period                      $  520,053,818      $  655,429,062       $ 771,517,180      $  720,961,485
                                                    ==============      ==============       =============      ==============

     Average net assets                             $  582,423,461      $  669,456,012       $ 793,427,494      $  128,275,220
                                                    ==============      ==============       =============      ==============



* Portfolio commenced operations on May 20, 1998.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       Please see accompanying notes to financial statements.


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                               U.S. Government Portfolio

                                                          Year               Year                 Year               Period
                                                          Ended              Ended                Ended               Ended
                                                        April 30,          April 30,            April 30,           April 30,
                                                          2002               2001                 2000                1999*
                                                    --------------      -------------        -------------      --------------

PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period           $       1.000       $        1.000       $       1.000      $        1.000
                                                    --------------      --------------       -------------      --------------

     Net investment income                                  0.024                0.055               0.048               0.014
                                                    --------------      --------------       -------------      --------------

     Distributions from net investment income              (0.024)              (0.055)             (0.048)             (0.014)
                                                    --------------      --------------       -------------      --------------

     Net asset value, end of period                 $       1.000       $        1.000       $       1.000      $        1.000
                                                    ==============      ==============       =============      ==============


RATIOS
     Ratio of expenses to average net assets                 0.76%              0.75%                0.75%           0.75% (A)
     Ratio of net investment income to
       average net assets                                    2.46%              5.54%                4.77%           4.10% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                   0.19%              0.19%                0.20%           0.37% (A)



SUPPLEMENTAL DATA
     Total investment return (B)                             2.46%              5.67%                4.88%           1.47% (A)

     Net assets, end of period                      $  478,563,651      $  560,721,236       $ 680,196,336      $  640,012,038
                                                    ==============      ==============       =============      ==============

     Average net assets                             $  511,741,615      $  586,109,217       $ 669,931,306      $  117,827,697
                                                    ==============      ==============       =============      ==============



* Portfolio commenced operations on May 20, 1998.
(A) Annualized.
(B)  Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       Please see accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  11


------------------------------------------------------------------------------------------------------------------------------------
                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                                 Municipal Portfolio

                                                          Year               Year                 Year               Period
                                                          Ended              Ended                Ended               Ended
                                                        April 30,          April 30,            April 30,           April 30,
                                                          2002               2001                 2000                1999*
                                                    --------------      -------------        -------------      --------------

PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period           $       1.000       $        1.000       $       1.000      $        1.000
                                                    --------------      --------------       -------------      --------------

     Net investment income                                  0.015                0.034               0.028               0.010
                                                    --------------      --------------       -------------      --------------

     Distributions from net investment income              (0.015)              (0.034)             (0.028)             (0.010)
                                                    --------------      --------------       -------------      --------------

     Net asset value, end of period                 $       1.000       $        1.000       $       1.000      $        1.000
                                                    ==============      ==============       =============      ==============


RATIOS
     Ratio of expenses to average net assets                 0.75%              0.74%                0.74%           0.74% (A)
     Ratio of net investment income to
       average net assets                                    1.45%              3.36%                2.82%           2.31% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                   0.46%              0.51%                0.39%           0.86% (A)



SUPPLEMENTAL DATA
     Total investment return (B)                             1.47%              3.42%                2.87%           1.07% (A)

     Net assets, end of period                      $   31,837,548      $   32,780,582       $  39,227,692      $   40,665,010
                                                    ==============      ==============       =============      ==============

     Average net assets                             $   32,674,141      $   34,617,998       $  42,806,126      $    7,448,507
                                                    ==============      ==============       =============      ==============



* Portfolio commenced operations on May 20, 1998.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       Please see accompanying notes to financial statements.


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12

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                             MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT PORTFOLIO
                               MUNICIPAL PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") is a Maryland corporation. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Money Market Portfolio, the U.S.
Government Portfolio and the Municipal Portfolio (each a "Portfolio" and collectively the "Portfolios") are each diversified within the meaning of the Act. The Portfolios commenced operations on August 19, 1996. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market
Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The
Municipal Portfolio offers investors tax-exempt income on a Federal level by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At
April 30, 2002, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment
Manager, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income, including amortization of discounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

--------------------------------------------------------------------------------
                                                                              13


--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                             MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT PORTFOLIO
                               MUNICIPAL PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                                   (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to more than one series of the Fund, including the Portfolios, are allocated on a pro rata basis.

Use of Estimates -- The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Implementation  of  New  Accounting   Standards  --  The  Fund  implemented  the
provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on May 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended April 30, 2002, the Investment Manager voluntarily waived management fees of $463,419, $383,963 and $59,044 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Portfolios, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the year ended April 30, 2002, TD Waterhouse voluntarily waived administration fees of $132,463, $109,704 and $16,870 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolios. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended April 30, 2002, TD Waterhouse voluntarily waived shareholder services fees of $331,157, $274,260 and $41,897 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended April 30, 2002, the Transfer Agent voluntarily waived $264,925, $219,408 and $33,739 of its transfer agent fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                             MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT PORTFOLIO
                               MUNICIPAL PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                                   (CONTINUED)

NOTE 4 -- DIRECTOR FEES

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolios.


NOTE 5 -- FEDERAL INCOME TAXES

It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of April 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. The tax character of distributions paid to shareholders during the years ended April 30, 2002 and April 30, 2001 were all tax-exempt income with respect to the Municipal Portfolio, and all ordinary income with respect to the Money Market and U.S. Government Portfolios.



--------------------------------------------------------------------------------
                                                                              15


------------------------------------------------------------------------------------------------------------------------------------
                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          Money Market Portfolio o Schedule of Investments
                                                           April 30, 2002

   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--14.0%
$ 10,000,000    Belford U.S. Capital Co., LLC, VRN, 1.85%, due 5/28/02 (Notes A, D)                        1.85   $      10,000,000
  10,000,000    Credit and Repackaged Secs. Ltd., Ser. 2002-4 MTN, 2.14%, due 5/3/03                       2.14          10,000,000
                  (LOC: BellSouth Corp.) (Note D)
   5,000,000    Holdenby Capital Co., LLC, 1.86%, due 5/2/02 (LIQ: Commerzbank AG)                         1.87           4,999,742
                  (Note D)
  30,000,000    Liberty Lighthouse U.S. Capital Co., LLC, VRN, 2.01%, due 6/19/02                          2.01          30,000,000
                  (LIQ: Commerzbank AG) (Notes A, D)
   7,535,000    Long Lane Master Trust IV, CP Ser. 1999-A, 1.89%, due 5/23/02                              1.90           7,526,297
                  (LOC: FleetBoston Bank) (Note D)
  10,000,000    Zurich Trust Certificate Program Ser. 2T, Cl. A, VRN, 1.89%,                               1.92          10,000,000
                  due 5/24/02 (Notes A, D)
                                                                                                                  ------------------
                                                                                                                         72,526,039
                                                                                                                  ------------------

                BROKER/DEALER OBLIGATIONS--14.7%
   7,700,000    Bear Stearns Cos., Inc., VRN, 2.17%, due 5/7/02 (Note A)                                   1.97           7,700,305
   5,000,000    Bear Stearns Cos., Inc., VRN, 2.04%, due 5/1/02 (Note A)                                   1.98           5,000,569
   3,000,000    Credit Suisse First Boston (USA), Inc., VRN, 2.30%, due 5/15/02 (Note A)                   1.86           3,009,898
   5,000,000    Credit Suisse First Boston (USA), Inc., VRN, 2.26%, due 5/15/02 (Note A)                   1.87           5,012,688
   7,000,000    Goldman Sachs Group, Inc., VRN, 2.01%, due 5/13/02 (Note A)                                1.89           7,000,317
   4,000,000    Goldman Sachs Group, Inc., VRN, 2.15%, due 6/17/02 (Note A)                                2.02           4,004,606
   4,100,000    Lehman Brothers Holdings, Inc., 7.13%, due 7/15/02                                         2.01           4,142,469
   1,680,000    Lehman Brothers Holdings, Inc., VRN, 2.60%, due 5/7/02 (Note A)                            2.00           1,680,194
   5,000,000    Lehman Brothers Holdings, Inc., VRN, 2.33%, due 7/8/02 (Note A)                            2.03           5,002,853
   2,500,000    Lehman Brothers Holdings, Inc., VRN, 2.22%, due 5/13/02 (Note A)                           1.95           2,501,836
   3,400,000    Merrill Lynch & Co., Inc., 6.64%, due 9/19/02                                              2.37           3,454,875
   3,000,000    Merrill Lynch & Co., Inc., VRN, 2.09%, due 6/10/02 (Note A)                                1.90           3,004,405
   3,983,000    Morgan Stanley, Dean Witter, Discover & Co., 7.13%, due 1/15/03                            2.50           4,109,980
  15,000,000    Morgan Stanley, Dean Witter, Discover & Co., VRN, 1.92%, due 5/15/02 (Note A)              1.89          15,002,088
   4,050,000    Salomon Smith Barney Holdings, Inc., 7.30%, due 5/15/02                                    2.58           4,057,220
   2,000,000    Salomon Smith Barney Holdings, Inc., VRN, 2.01%, due 5/28/02 (Note A)                      1.87           2,000,414
                                                                                                                  ------------------
                                                                                                                         76,684,717
                                                                                                                  ------------------

                FINANCE & INSURANCE OBLIGATIONS--10.0%
   5,000,000    Associates Corp. of N.A., 6.93%, due 8/1/02                                                2.80           5,050,881
   5,000,000    Associates Corp. of N.A., VRN, 1.96%, due 5/21/02 (Note A)                                 1.91           5,000,166
   3,000,000    AVCO Financial Services, 6.00%, due 8/15/02                                                2.82           3,027,006
   5,000,000    General Electric Capital Corp., 6.65%, due 9/3/02                                          3.90           5,045,380
   5,000,000    General Electric Capital Corp., 5.38%, due 1/15/03                                         2.23           5,109,223
   5,000,000    General Electric Capital Corp., VRN, 1.86%, due 5/22/02 (Note A)                           1.86           5,000,000
   4,000,000    Heller Financial, Inc., VRN, 2.14%, due 7/23/02                                            1.94           4,002,403
  20,000,000    Sigma Finance, Inc., VRN, 1.84%, due 5/15/02 (Notes A, D)                                  1.85          19,998,581
                                                                                                                  ------------------
                                                                                                                         52,233,640
                                                                                                                  ------------------

                FUNDING AGREEMENTS--4.8%
  25,000,000    Metropolitan Life Insurance Co., VRN, 2.11%, due 7/1/02 (Notes A, B)                       2.11          25,000,000
                                                                                                                  ------------------

                INDUSTRIAL & OTHER OBLIGATIONS--5.7%
  10,000,000    BellSouth Corp., 4.11%, due 4/26/03                                                        2.66          10,139,425
  10,000,000    BP Amoco Capital PLC, 2.37%, due 6/26/02                                                   2.41           9,963,133
   9,000,000    Public Service Co. of Colorado, 6.00%, due 4/15/03 (Insured: AMBAC)                        2.65           9,280,608
                                                                                                                  ------------------
                                                                                                                         29,383,166
                                                                                                                  ------------------

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16

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                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          Money Market Portfolio o Schedule of Investments
                                                           April 30, 2002

   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LOAN PARTICIPATIONS--2.3%
$ 12,000,000    Perseverance Associates, LP, 2.15%, due 9/5/02 (GTY: Prudential Ins. Co.                   2.15   $      12,000,000
                  of America) (Note B)
                                                                                                                  ------------------
                TOTAL CORPORATE OBLIGATIONS--51.5%                                                                      267,827,562
                                                                                                                  ------------------

                BANK OBLIGATIONS

                BANK NOTES--13.1%
  10,000,000    American Express Centurion Bank, VRN, 1.84%, due 5/14/02 (Note A)                          1.84          10,000,000
   5,000,000    Bank of America Corp., VRN, 2.15%, due 6/17/02 (Note A)                                    2.02           5,001,331
   3,000,000    Bank of America Corp., VRN, 2.09%, due 5/13/02 (Note A)                                    1.91           3,004,510
   7,200,000    Bank of America Corp., VRN, 2.08%, due 6/24/02 (Note A)                                    2.09           7,200,823
   5,200,000    Bank One, N.A., VRN, 1.97%, due 5/19/02 (Note A)                                           1.86           5,202,730
  10,000,000    Bank One, N.A., VRN, 2.18%, due 6/17/02 (Note A)                                           1.98          10,007,690
   1,000,000    Citigroup, Inc., 7.45%, due 6/6/02                                                         2.95           1,004,335
   6,000,000    First USA Bank, N.A., VRN, 1.94%, due 7/23/02 (Note A)                                     1.94           5,999,793
   7,000,000    Fleet National Bank, VRN, 2.00%, due 5/3/02 (Note A)                                       1.87           7,003,234
   3,000,000    FleetBoston Financial Corp., VRN, 2.00%, due 5/1/02 (Note A)                               1.90           3,000,000
   5,000,000    JPMorgan Chase & Co., VRN, 2.11%, due 7/8/02 (Note A)                                      1.98           5,001,514
   1,500,000    U.S. Bank, N.A., VRN, 1.95%, due 5/15/02 (Note A)                                          1.88           1,500,229
   4,000,000    Wells Fargo Bank Northwest, N.A., VRN, 2.09%, due 7/10/02 (Note A)                         2.10           4,002,262
                                                                                                                  ------------------
                                                                                                                         67,928,451
                                                                                                                  ------------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--10.0%
   8,505,000    Blue Hen Hotel LLC (Univ. of DE Proj.), Ser. 2001 VRDN, 2.00%
                  (LIQ: PNC Bank, N.A.; GTY: Univ. of DE) (Note C)                                         1.97           8,505,000
   5,000,000    Bradford Capital Partners, Ser. 2000A VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C)           2.12           5,000,000
   2,000,000    CEGW, Inc. Tax. Notes, Ser. 1999 VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C)                2.12           2,000,000
  12,400,000    CentraState Medical Arts Building LLC, VRDN, 1.90% (LOC: LaSalle National Bank)            1.87          12,400,000
                  (Note C)
   4,200,000    Chipsco, Inc. Ser. 2001A VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C)                        2.12           4,200,000
   9,000,000    Fresh Advantage, Inc., Tax Ser. 2001 VRDN, 1.91% (LOC: Wachovia Bank, N.A.) (Note C)       1.91           9,000,000
   2,795,000    General Secretariat of the OAS, Tax. Ser. A VRDN, 2.00% (LOC: Bank of America, N.A.)       1.97           2,795,000
                  (Note C)
   4,430,000    Rockwall Dirt Co. Ltd. (Floating Rate Option Notes), VRDN, 2.15% (LOC: Bank One, N.A.)     2.12           4,430,000
                  (Note C)
   3,975,000    Yuengling Beer Co., Inc., Ser. 1999A VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C)            2.12           3,975,000
                                                                                                                  ------------------
                                                                                                                         52,305,000
                                                                                                                  ------------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--11.5%
   5,000,000    ABN Amro Bank N.V., 2.53%, due 12/20/02                                                    2.59           4,998,112
  10,000,000    ABN Amro Bank N.V., 2.49%, due 1/6/03                                                      2.48          10,000,676
  10,000,000    Canadian Imperial Bank of Commerce, 2.35%, due 12/17/02                                    2.51           9,990,361
  15,000,000    Canadian Imperial Bank of Commerce, VRN, 1.75%, due 2/11/03 (Note A)                       1.73          15,002,351
  10,000,000    Danske Bank A/S, 4.26%, due 5/16/02                                                        4.22          10,000,160
  10,000,000    Danske Bank A/S, 2.37%, due 12/12/02                                                       2.21          10,009,556
                                                                                                                  ------------------
                                                                                                                         60,001,216
                                                                                                                  ------------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--5.8%
  10,000,000    Banco Itau S.A., Ser. A, 3.56%, due 6/3/02 (LOC: Bayerische Hypo -und Vereinsbank AG)      3.56           9,967,367
  10,000,000    Banco Nacional de Comercio Exterior, S.N.C., 1.98%, due 7/29/02 (LOC: Barclays Bank PLC)   1.99           9,951,050
   4,800,000    St. Francis Place, CA (LP - St. Francis Place), Multi-Family Hsg., Tax Ser. 1998
                  VRDN, 2.00% (LOC: Credit Suisse First Boston) (Notes C, D)                               1.97           4,800,000
   5,300,000    Trinity Health Corp., Ser. 1996 CP Notes, 1.91%, due 6/5/02
                  (LIQ: 67% KBC Bank NV, 33% Northern Trust Co.)                                           1.91           5,290,210
                                                                                                                  ------------------
                                                                                                                         30,008,627
                                                                                                                  ------------------
                TOTAL BANK OBLIGATIONS--40.4%                                                                           210,243,294

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                                                                                                                                  17
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                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          Money Market Portfolio o Schedule of Investments
                                                           April 30, 2002

   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAXABLE MUNICIPAL OBLIGATIONS
$  9,220,000    Calif. PCFA, Env. Imp. Rev. Bonds (Shell Oil Co. Proj.), Tax. Ser.
                  1998B VRDN, 1.98% (GTY: Shell Oil Co.) (Note C)                                          1.95   $       9,220,000
   6,000,000    City of San Jose Fin. Auth. Tax Lease Rev. Bonds (Ice Ctr. of San Jose Refunding
                  & Imp. Proj.) Ser. 2000C VRDN, 1.98% (LIQ: Morgan Guaranty Trust Co.; Insured MBIA)
                  (Note C)                                                                                 1.98           6,000,000
   1,000,000    Jackson County, AL, IDR Tax. (Beaulieu of America, Inc. Project), VRDN, 5.00%
                  (LOC: Fortis Bank) (Note C)                                                              5.00           1,000,000
  10,000,000    NY City Hsg. Dev. Corp. (Multi-family Mtg. Rev. Bonds), Ser. 2000A VRDN, 2.08%
                  (LOC: FleetBank, N.A.) (Note C)                                                          2.08          10,000,000
   9,700,000    Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, 1.91%, due 6/12/02
                  (LOC: Landesbank Hessen-Thueringen GZ)                                                   1.92           9,678,386
                                                                                                                  ------------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--6.9%                                                                35,898,386
                                                                                                                  ------------------

                REPURCHASE AGREEMENT--3.3%
  17,244,000    ABN Amro Bank, N.V.
                    ~1.90%, dated 4/30/02, due 5/1/02 in the amount of $17,244,910
                    ~fully collateralized by U.S. Government securities, coupon 0.00%, maturity 5/31/02,
                      value $17,589,104                                                                    1.90          17,244,000
                                                                                                                  ------------------

                TOTAL INVESTMENTS (cost $531,213,242)--102.1%                                                           531,213,242

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(2.1%)                                                      (11,159,424)
                                                                                                                  ------------------

                NET ASSETS--100.0%                                                                                $     520,053,818
                                                                                                                  ==================


                        Please see accompanying notes to schedules of investments and financial statements.
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18

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                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                        U.S. Government Portfolio o Schedule of Investments
                                                           April 30, 2002


   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK--1.3%
$  6,000,000    Notes, 5.25%, due 5/1/02                                                                   1.68   $       6,000,000
                                                                                                                  ------------------

                FEDERAL HOME LOAN BANK--16.2%
   6,760,000    Notes, 6.75%, due 5/1/02                                                                   4.04           6,760,000
   1,000,000    Notes, 7.25%, due 5/15/02                                                                  1.65           1,002,158
  30,000,000    Notes, VRN, 1.76%, due 5/20/02 (Note A)                                                    1.76          29,998,140
  10,000,000    Notes, 6.88%, due 7/18/02                                                                  3.23          10,076,139
   1,600,000    Notes, 6.75%, due 8/15/02                                                                  2.07           1,621,329
   4,470,000    Notes, 6.00%, due 8/15/02                                                                  2.55           4,513,822
  15,000,000    Notes, VRN, 1.98%, due 9/18/02 (Note A)                                                    1.98          15,000,000
   6,000,000    Notes, 6.26%, due 10/28/02                                                                 2.10           6,121,131
   2,500,000    Notes, 2.10%, due 12/5/02                                                                  3.05           2,496,500
                                                                                                                  ------------------
                                                                                                                         77,589,219
                                                                                                                  ------------------

                FANNIE MAE--60.5%
  25,000,000    Mortgage-backed Discount Notes, 3.69%, due 5/1/02                                          3.69          25,000,000
  10,000,000    Mortgage-backed Discount Notes, 1.78%, due 5/7/02                                          1.79           9,997,033
  34,513,000    Mortgage-backed Discount Notes, 1.80%, due 5/14/02                                         1.80          34,490,567
   5,000,000    Mortgage-backed Discount Notes, 1.74%, due 6/3/02                                          1.74           4,992,025
  22,956,000    Mortgage-backed Discount Notes, 2.45%, due 7/1/02                                          2.50          22,860,701
  15,000,000    Mortgage-backed Discount Notes, 2.08%, due 7/1/02                                          2.11          14,947,133
  15,300,000    Mortgage-backed Discount Notes, 1.93%, due 7/1/02                                          1.94          15,249,965
   5,000,000    Mortgage-backed Discount Notes, 1.87%, due 7/1/02                                          1.89           4,984,157
  15,000,000    Mortgage-backed Discount Notes, 1.95%, due 7/2/02                                          1.96          14,949,625
  10,000,000    Mortgage-backed Discount Notes, 1.81%, due 8/1/02                                          1.82           9,953,744
  20,000,000    Mortgage-backed Discount Notes, 1.94%, due 9/3/02                                          1.96          19,865,278
   5,000,000    Mortgage-backed Discount Notes, 1.92%, due 11/1/02                                         1.95           4,950,933
   8,420,000    Mortgage-backed Discount Notes, 2.11%, due 12/2/02                                         2.15           8,313,896
   1,000,000    Notes, 6.70%, due 5/6/02                                                                   2.48           1,000,570
  10,000,000    Notes, 3.95%, due 7/5/02                                                                   3.93          10,000,000
   2,250,000    Notes, 6.44%, due 8/14/02                                                                  2.51           2,274,881
   1,195,000    Notes, 6.75%, due 8/15/02                                                                  2.00           1,211,172
   4,000,000    Notes, 6.30%, due 8/19/02                                                                  2.21           4,048,064
   5,727,000    Notes, 6.38%, due 10/15/02                                                                 2.24           5,833,242
   1,700,000    Notes, 6.08%, due 10/23/02                                                                 2.19           1,730,844
   2,731,000    Notes, 6.25%, due 11/15/02                                                                 2.09           2,790,986
  15,000,000    Notes, VRN, 1.81%, due 5/1/02 (Note A)                                                     1.81          15,000,000
  25,000,000    Notes, VRN, 1.74%, due 5/5/02 (Note A)                                                     1.74          25,000,000
  30,000,000    Notes, VRN, 1.71%, due 5/26/02 (Note A)                                                    1.71          29,997,968
                                                                                                                  ------------------
                                                                                                                        289,442,784
                                                                                                                  ------------------

                FREDDIE MAC--4.4%
   4,964,000    Notes, 6.63%, due 8/15/02                                                                  2.48           5,022,411
   5,000,000    Notes, 6.25%, due 10/15/02                                                                 2.00           5,095,765
  10,000,000    Notes, 2.27%, due 11/7/02                                                                  2.34           9,879,139
   1,000,000    Notes, 7.13%, due 11/18/02                                                                 2.09           1,027,038
                                                                                                                  ------------------
                                                                                                                         21,024,353
                                                                                                                  ------------------

                STUDENT LOAN MARKETING ASSOCIATION--1.0%
   5,000,000    Notes, VRN, 2.26%, due 5/6/02 (Note A)                                                     1.84%          5,007,437
                                                                                                                  ------------------


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                                                                                                                                  19
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                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                        U.S. Government Portfolio o Schedule of Investments
                                                           April 30, 2002


   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--15.2%
$ 30,076,000    Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.91%, due 6/18/02             1.92   $      29,999,406
  12,953,000    Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.91%, due 6/18/02            1.92          12,920,014
  30,000,000    KE Export Leasing (2001), Ltd. (EXIM Bank Guaranteed Discount Notes), 1.87%, due 7/18/02   1.88          29,878,450
                                                                                                                  ------------------
                                                                                                                         72,797,870
                                                                                                                  ------------------


                REPURCHASE AGREEMENT--4.3%
  20,535,000    ABN Amro Bank, N.V.
                ~1.90%, dated 4/30/02, due 5/1/02 in the amount of $20,536,084
                ~fully collateralized by U.S. Government securities, coupon 0.00%,
                  maturity 5/31/02, value $20,946,444                                                      1.90          20,535,000
                                                                                                                  ------------------

                TOTAL INVESTMENTS (cost $492,396,663)--102.9%                                                           492,396,663

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(2.9%)                                                      (13,833,012)
                                                                                                                  ------------------

                NET ASSETS--100.0%                                                                                $     478,563,651
                                                                                                                  ==================


                        Please see accompanying notes to schedules of investments and financial statements.


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20

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                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                           Municipal Portfolio o Schedule of Investments
                                                           April 30, 2002


   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS:

                ARKANSAS--3.5%
$1,125,000      DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 1.85% (LOC: First Union National Bank)
                  (Note C)                                                                                 1.85   $       1,125,000
                                                                                                                  ------------------

                CALIFORNIA--8.8%
 1,200,000      Newman Capital Trust, Cl. A , Ser. 2001-1 VRDN, 1.88% (LIQ: Freddie Mac) (Notes C, D)      1.88           1,200,000
 1,600,000      Statewide CDA (Fairfax Towers Proj.) Ser. A VRDN, 1.60% (LOC: Fannie Mae) (Note C)         1.60           1,600,000
                                                                                                                  ------------------
                                                                                                                          2,800,000
                                                                                                                  ------------------

                COLORADO--4.7%
   300,000      Cherry Creek GO Bonds, VRDN, 1.70% (LOC: Dresdner Bank) (Note C)                           1.70             300,000
 1,200,000      Denver City & County Airport Rev. Bonds, Ser. 2000A, 1.30%, due 5/14/02
                (LOC: 33 1/3% Bayerische Landesbank GZ, 33 1/3% State Street Bank,                         1.30           1,200,000
                33 1/3% Westdeutsche Landesbank GZ)
                                                                                                                  ------------------
                                                                                                                          1,500,000
                                                                                                                  ------------------

                DISTRICT OF COLUMBIA--3.8%
 1,200,000      HFA Rev. Bonds, Ser. D VRDN, 1.85% (LIQ: Lehman Brothers, Inc.) (Notes C, D)               1.85           1,200,000
                                                                                                                  ------------------

                FLORIDA--4.7%
 1,000,000      Palm Beach Cty. Rev. Bonds (Henry Flagler Proj.) VRDN, 1.65% (LOC: Northern Trust)         1.65           1,000,000
                (Note C)
   500,000      Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. G, 1.55%, due 6/6/02
                (SBPA: Landesbank Hessen-Theuringen GZ)                                                    1.55             500,000
                                                                                                                  ------------------
                                                                                                                          1,500,000
                                                                                                                  ------------------

                GEORGIA--0.9%
   273,000      Dekalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser. 1997A VRDN, 1.98% (LIQ: Bank of New York)      1.98             273,000
                (Notes C, D)
                                                                                                                  ------------------

                ILLINOIS--7.8%
   600,000      DFA Rev. Bonds (Kindlon Partners Proj.) VRDN, 1.80% (LOC: LaSalle National Bank)           1.80             600,000
                (Note C)
   200,000      Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society) VRDN, 1.70%                            1.70             200,000
                (LOC: LaSalle National Bank) (Note C)
   400,000      Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 1.85%
                (LOC: JPMorgan Chase Bank) (Note C)                                                        1.85             400,000
   695,000      Lake Cty. Solid Waste Rev. Bonds  VRDN, 2.03% (LOC: LaSalle National Bank) (Note C)        2.03             695,000
   600,000      Madison Cty. Envir. Rev. Bonds (Shell-Wood River Proj.) Ser. 1997A VRDN, 1.75% (Note C)    1.75             600,000
                                                                                                                  ------------------
                                                                                                                          2,495,000
                                                                                                                  ------------------

                INDIANA--3.5%
 1,100,000      DFA Rev. Bonds (Pureair on Lake Proj.) Ser. A, 1.70%, due 8/9/02
                (LOC: Landesbank Hessen-Thueringen GZ)                                                     1.70           1,100,000
                                                                                                                  ------------------

                KENTUCKY--8.2%
   400,000      Mayfield IDR Bonds (Kentucky League of Cities Pooled Lease Fin. Prog.)
                Ser. 1996 VRDN, 1.80% (LOC: PNC Bank) (Note C)                                             1.80             400,000
 1,000,000      Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.) VRDN, 1.80% (LOC: SunTrust Bank)      1.80           1,000,000
                (Note C)
 1,200,000      Morgantown Health Care Fac. Rev. Bonds (Southern Health Care Systems Proj.) VRDN, 1.80%
                (LOC: Bank One, N.A.) (Note C)                                                             1.80           1,200,000
                                                                                                                  ------------------
                                                                                                                          2,600,000
                                                                                                                  ------------------

                LOUISIANA--7.9%
 1,200,000      Calcasieu Parish IDR Bonds (Citgo Petroleum Corp.) Ser. 1996 VRDN, 1.80%
                (LOC: Westdeutsche Landesbank GZ) (Note C)                                                 1.80           1,200,000
 1,300,000      Calcasieu Parish Pub. Trust Auth. Rev. Bonds  (WPT Corp. Proj.) Ser. 1997 VRDN, 1.75%
                (LOC: JPMorgan Chase Bank) (Note C)                                                        1.75           1,300,000
                                                                                                                  ------------------
                                                                                                                          2,500,000
                                                                                                                  ------------------



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                                                                                                                                  21

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                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                           Municipal Portfolio o Schedule of Investments
                                                           April 30, 2002


   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS--2.8%
$  400,000      IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 1.85% (LOC: FleetBank, N.A.) (Note C)        1.85   $         400,000
   500,000      Pittsfield GO BANS, 2.75%, due 3/21/03                                                     2.00             503,262
                                                                                                                  ------------------
                                                                                                                            903,262
                                                                                                                  ------------------

                MISSOURI--1.1%
   350,000      Mineral Area Junior College Dist. GO Bonds, 6.80%, due 3/1/03 (Insured: MBIA)              1.70             364,677
                                                                                                                  ------------------

                NEVADA--2.2%
   700,000      Henderson Cty. Pub. Imp. Trust Rev. Bonds (Berry Plastics Corp. Proj.) %
                Ser. 1991 VRDN, 1.80 (LOC: Nationsbank, N.A.) (Note C)                                     1.80             700,000
                                                                                                                  ------------------

                NEW HAMPSHIRE--3.2%
 1,025,000      Business Fin. Auth. (Foundation for Seacoast Health) Ser. A VRDN, 1.80%
                (LOC: FleetBank, N.A.) (Note C)                                                            1.80           1,025,000
                                                                                                                  ------------------

                NEW JERSEY--0.9%
   290,000      Cape May GO Bonds, 4.50%, due 11/1/02 (Insured: AMBAC)                                     1.70             294,019
                                                                                                                  ------------------

                NEW YORK--3.2%
 1,000,000      NYC Transitional Fin. Auth. Recovery Notes, Ser. 4, 2.50%, due 2/26/03                     1.80           1,005,626
                                                                                                                  ------------------

                OKLAHOMA--3.1%
 1,000,000      Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999 VRDN, 1.40%
                (SBPA: Bayerische Landesbank GZ) (Note C)                                                  1.40           1,000,000
                                                                                                                  ------------------

                PENNSYLVANIA--0.6%
   205,000      Conneaut SD GO Bonds, 4.13%, due 5/1/02 (Insured: FSA)                                     2.90             205,000
                                                                                                                  ------------------

                SOUTH CAROLINA--1.9%
   200,000      Berkeley Cty. IDR Bonds (Amoco Chemical Proj.) Ser. 1997 VRDN, 1.75% (Note C)              1.75             200,000
   400,000      Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97 VRDN, 1.80%
                (LOC: Union Bank of Switzerland) (Note C)                                                  1.80             400,000
                                                                                                                  ------------------
                                                                                                                            600,000
                                                                                                                  ------------------

                SOUTH DAKOTA--2.1%
   670,000      Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) VRDN, 1.85% (SBPA: Norwest Bank)       1.85             670,000
                (Note C)                                                                                          ------------------

                TEXAS--14.1%
   400,000      Brazos River Harbor Navigation Dist. Rev. Bonds (Merey Sweeney Proj.) VRDN, 1.80%
                (LOC: Bank of America) (Note C)                                                            1.80             400,000
   395,000      College Station GO Bonds, 6.25%, due 2/15/03 (Insured: FGIC)                               2.00             408,070
   235,000      Fort Bend Cty. MUD # 28 GO Bonds, 4.40%, due 3/1/03 (Insured: MBIA)                        1.70             240,216
 1,000,000      GO TRANS, 3.75%, due 8/29/02                                                               2.50           1,004,007
   500,000      Gulf Coast IDA Rev. Bonds (Citgo Petroleum Corp.Proj.) Ser. 2001 VRDN, 1.80%,
                (LOC: Royal Bank of Canada)  (Note C)                                                      1.80             500,000
 1,200,000      Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Air Products) VRDN, 1.75%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                        1.75           1,200,000
   230,000      Pasadena COP Rev. Bonds, 4.50%, due 4/1/03 (Insured: FGIC)                                 2.00             235,194
   500,000      Pasadena ISD GO Bonds, 2.25%, put 4/1/03 (GTY: Texas Permanent School Fund)                2.20             500,225
                                                                                                                  ------------------
                                                                                                                          4,487,712
                                                                                                                  ------------------


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22

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                                           NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                           Municipal Portfolio o Schedule of Investments
                                                           April 30, 2002


   PRINCIPAL                                                                                           ANNUALIZED
    AMOUNT                                                                                                YIELD (%)       VALUE
------------------------------------------------------------------------------------------------------------------------------------

                VARIOUS STATES--3.1%
$  611,063      Pitney Bowes Credit Corp. Leasetops Muni Trust,  Ser. 1998-2, 2.50% put 10/9/02
                (LIQ: Pitney Bowes Credit Corp.) (Note D)                                                  2.50   $         611,063
   383,551      Pitney Bowes Credit Corp. Leasetops Muni Trust,  Ser. 1999-2, 2.50% put 10/2/02
                (LIQ: Pitney Bowes Credit Corp.) (Note D)                                                  2.50             383,551
                                                                                                                  ------------------
                                                                                                                            994,614
                                                                                                                  ------------------

                VIRGINIA--1.3%
   400,000      King George Cty. IDR Bonds (Birchwood Power Proj.) Ser. 1995 VRDN, 1.70%
                (LOC: Credit Suisse First Boston) (Note C)                                                 1.70             400,000
                                                                                                                  ------------------

                WASHINGTON--6.3%
 1,000,000      EDA Rev. Bonds (Seadrunar Proj.) VRDN, 1.75% (LOC: US Bank, N.A.) (Note C)                 1.75           1,000,000
 1,000,000      Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 1.85% (LOC: Bank of New York) (Note C)         1.85           1,000,000
                                                                                                                  ------------------
                                                                                                                          2,000,000
                                                                                                                  ------------------

                TOTAL MUNICIPAL OBLIGATIONS (cost $31,742,910)--99.7%                                                    31,742,910

                OTHER ASSETS AND LIABILITIES, NET--0.3%                                                                      94,638
                                                                                                                  ------------------

                NET ASSETS--100.00%                                                                               $      31,837,548
                                                                                                                  ==================


                        Please see accompanying notes to schedules of investments and financial statements.


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                                                                                                                                  23
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--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        NOTES TO SCHEDULES OF INVESTMENTS
                                 April 30, 2002


(A) Variable rate note securities. The rates shown are the current rates on April 30, 2002. Dates shown represent the next interest reset date.

(B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2002, the value of these securities amounted to $37,000,000 representing 7.1% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to $97,324,620, or 18.7% of net assets of the Money Market Portfolio and $3,667,614, or 11.5% of net assets of the Municipal Portfolio.



                          DESCRIPTION OF ABBREVIATIONS

AMBAC          American Municipal Bond Assurance Corporation
BANS           Bond Anticipation Note
CDA            Community Development Authority
COP            Certificates of Participation
CP             Commercial Paper
DFA            Developmental Finance Authority
EDA            Economic Development Authority
FSA            Financial Security Assurance Inc.
FGIC           Financial Guaranty Insurance Company
GO             General Obligation
GTY            Guarantee
HFA            Housing Finance Authority
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bond
ISD            Independent School District
LIQ            Liquidity Agreement
LOC            Letter of Credit
MBIA           Municipal Bond Investors Assurance Insurance Corporation
MTN            Medium Term Note
MUD            Municipal Urban Development
PCFA           Pollution Control Finance Authority
PLC            Public Limited Company
SBPA           Standby Bond Purchase Agreement
SD             School District
SFM            Single Family Mortgages
TRANS          Tax Revenue Anticipation Notes
VRDN           Variable Rate Demand Note
VRN            Variable Rate Note

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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24

--------------------------------------------------------------------------------
                Report of Ernst & Young LLP, Independent Auditors


Shareholders and Board of Directors
National Investors Cash Management Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio (the "Funds") (three of the portfolios comprising National Investors Cash Management Fund, Inc.) as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio at April 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP

New York, New York
June 5, 2002

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NATIONAL                       [LOGO]
INVESTOR
SERVICES CORP.
MEMBER NEW YORK STOCK EXCHANGE o SIPC                            #2953 Rev. 5/02